Note 2 - Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 30, 2013	Dec. 31, 2013
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Financial Institutions	1
Warranty Period	1 year
Medical Equipment, Sales Demos [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Two Customers [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Number of Customers	2
Concentration Risk, Percentage	91.00%
Three Customers [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Number of Customers			3
Concentration Risk, Percentage		100.00%
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		three
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		seven